2. LOANS: Schedule of Net Balance In each segment in the portfolio based on payment activity (Details)	Dec. 31, 2020 USD ($)
Origination Year 2020 | Live Check Consumer Loans
Payment Performance - Net Balance	$ 95,199	[1]
Origination Year 2020 | Live Check Consumer Loans | Performing
Payment Performance - Net Balance	91,968	[1]
Origination Year 2020 | Live Check Consumer Loans | Nonperforming
Payment Performance - Net Balance	3,231	[1]
Origination Year 2020 | Premier Consumer Loans
Payment Performance - Net Balance	60,599	[1]
Origination Year 2020 | Premier Consumer Loans | Performing
Payment Performance - Net Balance	59,688	[1]
Origination Year 2020 | Premier Consumer Loans | Nonperforming
Payment Performance - Net Balance	911	[1]
Origination Year 2020 | Other Consumer Loans
Payment Performance - Net Balance	442,349	[1]
Origination Year 2020 | Other Consumer Loans | Performing
Payment Performance - Net Balance	431,482	[1]
Origination Year 2020 | Other Consumer Loans | Nonperforming
Payment Performance - Net Balance	10,867	[1]
Origination Year 2020 | Real Estate Loans
Payment Performance - Net Balance	10,970	[1]
Origination Year 2020 | Real Estate Loans | Performing
Payment Performance - Net Balance	10,713	[1]
Origination Year 2020 | Real Estate Loans | Nonperforming
Payment Performance - Net Balance	257	[1]
Origination Year 2020 | Sales Finance Contracts
Payment Performance - Net Balance	72,873	[1]
Origination Year 2020 | Sales Finance Contracts | Performing
Payment Performance - Net Balance	70,603	[1]
Origination Year 2020 | Sales Finance Contracts | Nonperforming
Payment Performance - Net Balance	2,270	[1]
Origination Year 2019 | Live Check Consumer Loans
Payment Performance - Net Balance	11,130
Origination Year 2019 | Live Check Consumer Loans | Performing
Payment Performance - Net Balance	10,476
Origination Year 2019 | Live Check Consumer Loans | Nonperforming
Payment Performance - Net Balance	654
Origination Year 2019 | Premier Consumer Loans
Payment Performance - Net Balance	24,219
Origination Year 2019 | Premier Consumer Loans | Performing
Payment Performance - Net Balance	23,398
Origination Year 2019 | Premier Consumer Loans | Nonperforming
Payment Performance - Net Balance	821
Origination Year 2019 | Other Consumer Loans
Payment Performance - Net Balance	103,724
Origination Year 2019 | Other Consumer Loans | Performing
Payment Performance - Net Balance	96,393
Origination Year 2019 | Other Consumer Loans | Nonperforming
Payment Performance - Net Balance	7,331
Origination Year 2019 | Real Estate Loans
Payment Performance - Net Balance	9,967
Origination Year 2019 | Real Estate Loans | Performing
Payment Performance - Net Balance	9,552
Origination Year 2019 | Real Estate Loans | Nonperforming
Payment Performance - Net Balance	415
Origination Year 2019 | Sales Finance Contracts
Payment Performance - Net Balance	22,170
Origination Year 2019 | Sales Finance Contracts | Performing
Payment Performance - Net Balance	21,278
Origination Year 2019 | Sales Finance Contracts | Nonperforming
Payment Performance - Net Balance	892
Origination Year 2018 | Live Check Consumer Loans
Payment Performance - Net Balance	1,798
Origination Year 2018 | Live Check Consumer Loans | Performing
Payment Performance - Net Balance	1,700
Origination Year 2018 | Live Check Consumer Loans | Nonperforming
Payment Performance - Net Balance	68
Origination Year 2018 | Premier Consumer Loans
Payment Performance - Net Balance	6,941
Origination Year 2018 | Premier Consumer Loans | Performing
Payment Performance - Net Balance	6,625
Origination Year 2018 | Premier Consumer Loans | Nonperforming
Payment Performance - Net Balance	316
Origination Year 2018 | Other Consumer Loans
Payment Performance - Net Balance	22,804
Origination Year 2018 | Other Consumer Loans | Performing
Payment Performance - Net Balance	21,123
Origination Year 2018 | Other Consumer Loans | Nonperforming
Payment Performance - Net Balance	1,681
Origination Year 2018 | Real Estate Loans
Payment Performance - Net Balance	7,259
Origination Year 2018 | Real Estate Loans | Performing
Payment Performance - Net Balance	6,944
Origination Year 2018 | Real Estate Loans | Nonperforming
Payment Performance - Net Balance	315
Origination Year 2018 | Sales Finance Contracts
Payment Performance - Net Balance	6,258
Origination Year 2018 | Sales Finance Contracts | Performing
Payment Performance - Net Balance	5,929
Origination Year 2018 | Sales Finance Contracts | Nonperforming
Payment Performance - Net Balance	329
Origination Year 2017 | Live Check Consumer Loans
Payment Performance - Net Balance	193
Origination Year 2017 | Live Check Consumer Loans | Performing
Payment Performance - Net Balance	182
Origination Year 2017 | Live Check Consumer Loans | Nonperforming
Payment Performance - Net Balance	11
Origination Year 2017 | Premier Consumer Loans
Payment Performance - Net Balance	936
Origination Year 2017 | Premier Consumer Loans | Performing
Payment Performance - Net Balance	916
Origination Year 2017 | Premier Consumer Loans | Nonperforming
Payment Performance - Net Balance	20
Origination Year 2017 | Other Consumer Loans
Payment Performance - Net Balance	3,799
Origination Year 2017 | Other Consumer Loans | Performing
Payment Performance - Net Balance	3,559
Origination Year 2017 | Other Consumer Loans | Nonperforming
Payment Performance - Net Balance	240
Origination Year 2017 | Real Estate Loans
Payment Performance - Net Balance	4,014
Origination Year 2017 | Real Estate Loans | Performing
Payment Performance - Net Balance	3,896
Origination Year 2017 | Real Estate Loans | Nonperforming
Payment Performance - Net Balance	118
Origination Year 2017 | Sales Finance Contracts
Payment Performance - Net Balance	940
Origination Year 2017 | Sales Finance Contracts | Performing
Payment Performance - Net Balance	863
Origination Year 2017 | Sales Finance Contracts | Nonperforming
Payment Performance - Net Balance	77
Origination Year 2016 | Live Check Consumer Loans
Payment Performance - Net Balance	1
Origination Year 2016 | Live Check Consumer Loans | Performing
Payment Performance - Net Balance	1
Origination Year 2016 | Live Check Consumer Loans | Nonperforming
Payment Performance - Net Balance	0
Origination Year 2016 | Premier Consumer Loans
Payment Performance - Net Balance	0
Origination Year 2016 | Premier Consumer Loans | Performing
Payment Performance - Net Balance	0
Origination Year 2016 | Premier Consumer Loans | Nonperforming
Payment Performance - Net Balance	0
Origination Year 2016 | Other Consumer Loans
Payment Performance - Net Balance	608
Origination Year 2016 | Other Consumer Loans | Performing
Payment Performance - Net Balance	559
Origination Year 2016 | Other Consumer Loans | Nonperforming
Payment Performance - Net Balance	49
Origination Year 2016 | Real Estate Loans
Payment Performance - Net Balance	2,129
Origination Year 2016 | Real Estate Loans | Performing
Payment Performance - Net Balance	2,039
Origination Year 2016 | Real Estate Loans | Nonperforming
Payment Performance - Net Balance	90
Origination Year 2016 | Sales Finance Contracts
Payment Performance - Net Balance	94
Origination Year 2016 | Sales Finance Contracts | Performing
Payment Performance - Net Balance	90
Origination Year 2016 | Sales Finance Contracts | Nonperforming
Payment Performance - Net Balance	4
Origination Year Prior | Live Check Consumer Loans
Payment Performance - Net Balance	0
Origination Year Prior | Live Check Consumer Loans | Performing
Payment Performance - Net Balance	0
Origination Year Prior | Live Check Consumer Loans | Nonperforming
Payment Performance - Net Balance	0
Origination Year Prior | Premier Consumer Loans
Payment Performance - Net Balance	0
Origination Year Prior | Premier Consumer Loans | Performing
Payment Performance - Net Balance	0
Origination Year Prior | Premier Consumer Loans | Nonperforming
Payment Performance - Net Balance	0
Origination Year Prior | Other Consumer Loans
Payment Performance - Net Balance	214
Origination Year Prior | Other Consumer Loans | Performing
Payment Performance - Net Balance	201
Origination Year Prior | Other Consumer Loans | Nonperforming
Payment Performance - Net Balance	13
Origination Year Prior | Real Estate Loans
Payment Performance - Net Balance	2,958
Origination Year Prior | Real Estate Loans | Performing
Payment Performance - Net Balance	2,739
Origination Year Prior | Real Estate Loans | Nonperforming
Payment Performance - Net Balance	219
Origination Year Prior | Sales Finance Contracts
Payment Performance - Net Balance	33
Origination Year Prior | Sales Finance Contracts | Performing
Payment Performance - Net Balance	29
Origination Year Prior | Sales Finance Contracts | Nonperforming
Payment Performance - Net Balance	4
Origination Year Total Net Balance | Live Check Consumer Loans
Payment Performance - Net Balance	108,291
Origination Year Total Net Balance | Live Check Consumer Loans | Performing
Payment Performance - Net Balance	104,327
Origination Year Total Net Balance | Live Check Consumer Loans | Nonperforming
Payment Performance - Net Balance	3,964
Origination Year Total Net Balance | Premier Consumer Loans
Payment Performance - Net Balance	92,695
Origination Year Total Net Balance | Premier Consumer Loans | Performing
Payment Performance - Net Balance	90,627
Origination Year Total Net Balance | Premier Consumer Loans | Nonperforming
Payment Performance - Net Balance	2,068
Origination Year Total Net Balance | Other Consumer Loans
Payment Performance - Net Balance	573,498
Origination Year Total Net Balance | Other Consumer Loans | Performing
Payment Performance - Net Balance	553,317
Origination Year Total Net Balance | Other Consumer Loans | Nonperforming
Payment Performance - Net Balance	20,181
Origination Year Total Net Balance | Real Estate Loans
Payment Performance - Net Balance	37,297
Origination Year Total Net Balance | Real Estate Loans | Performing
Payment Performance - Net Balance	35,883
Origination Year Total Net Balance | Real Estate Loans | Nonperforming
Payment Performance - Net Balance	1,414
Origination Year Total Net Balance | Sales Finance Contracts
Payment Performance - Net Balance	102,368
Origination Year Total Net Balance | Sales Finance Contracts | Performing
Payment Performance - Net Balance	98,792
Origination Year Total Net Balance | Sales Finance Contracts | Nonperforming
Payment Performance - Net Balance	$ 3,576

[1]	Includes loans originated during the twelve-months ended December 31, 2020.